Term deposits and cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Deposits From Banks [Abstract]
Term deposits and cash and cash equivalents
20	Term deposits and cash and cash equivalents

(a)	Term deposits
As at December 31, 2019 and 2020, the Group’s term deposits were denominated in RMB.

As at December 31, 2019 and 2020, the carrying amounts of the term deposits with initial terms of over three months approximated their fair values.

(b)	Cash and cash equivalents

	As at December 31,
	2019	2020
	RMB’million	RMB’million
Cash at bank	8,892	11,108
Term deposits with initial terms within three months	6,534	20

	15,426	11,128